WESTERN ASSET FUNDS, INC.

                       Supplement to the Prospectus dated
                                 August 1, 2007


The table in the section "Fees and Expenses" on page 27 of the Prospectus related to Western Asset Absolute Return Portfolio is replaced in its entirety with the following:


                     Western Asset Absolute Return Portfolio


                                       Institutional Class      Financial Intermediary
                                                                Class
      ------------------------------------------------------------------------------

      Shareholder Fees
      ------------------------------------------------------------------------------
      ------------------------------------------------------------------------------
      (Fees paid directly from         None                     None
      your investment)
      ------------------------------------------------------------------------------
      ------------------------------------------------------------------------------
      Annual Fund Operating
      Expenses
      ------------------------------------------------------------------------------
      (Expenses deducted from
         Portfolio assets)
      ------------------------------------------------------------------------------
      Management Fees                  0.75%                    0.75%
      ------------------------------------------------------------------------------
      Distribution (12b-1) Fees(1)     None                     0.25%
      ------------------------------------------------------------------------------
      Other Expenses(2)                0.34%                    0.40%
      ------------------------------------------------------------------------------
      Total Annual Fund Operating
      Expenses                         1.09%                    1.40%
      ------------------------------------------------------------------------------
      Expense Reimbursement/Waiver    (0.29)%                  (0.35)%
      ------------------------------------------------------------------------------
      ------------------------------------------------------------------------------
      Net Expenses(3)                  0.80%                    1.05%
      ------------------------------------------------------------------------------
      ------------------------------------------------------------------------------
      Examples
      ------------------------------------------------------------------------------
      ------------------------------------------------------------------------------
      1 Year                         $     82                   $  108
      ------------------------------------------------------------------------------
      3 Years                        $   318                    $  409
      ------------------------------------------------------------------------------
      5 Years                        $   573                    $  732
      ------------------------------------------------------------------------------
      10 Years                       $ 1,303                    $ 1,649
      ------------------------------------------------------------------------------


The third footnote to the table in the section "Fees and Expenses" on page 31 of the Prospectus related to Western Asset Absolute Return Portfolio is replaced in its entirety with the following:



3 The Manager is contractually obligated to limit Portfolio expenses (exclusive of taxes, interest, deferred organizational expenses, brokerage and extraordinary expenses) to 0.80% with respect to the Institutional Class and 1.05% with respect to the Financial Intermediary Class through July 31, 2009.

The third paragraph in the section "Dividends and Distributions to Shareholders" on page 42 of the Prospectus is replaced in its entirety with the following:



The Western Asset Absolute Return Portfolio, Western Asset Core Bond Portfolio, Western Asset Core Plus Bond Portfolio, Western Asset Inflation Indexed Plus Bond Portfolio, Western Asset Intermediate Bond Portfolio, Western Asset Intermediate Plus Bond Portfolio and Western Asset Limited Duration Bond Portfolio declare as a dividend at the close of regular trading on the Exchange each business day, to shareholders of record as of the close of the Exchange that day (except as noted below), substantially all of their net investment income since the prior business day's dividend. Shares will normally begin to earn dividends on the first business day following the settlement date of purchase.



 This supplement should be retained with your Prospectus for future reference.

                     This supplement is dated April 4, 2008.